Note 4 - Advances for Vessels Under Construction and Vessel Acquisition Deposits (Details Textual) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 21, 2016	Nov. 11, 2016	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 02, 2016
Advances for Vessel Acquisition			$ 17,753,737		$ 5,051,211	$ 17,753,737
Advances for Vessel Acquisition, Accumulated Payments			17,753,737		5,051,211	17,753,737	$ 32,701,867
New Buidling Vessels Delivered During the Period					17,807,934	31,831,439
Advances for Vessels Under Construction					5,784,204	23,254,692
Asset Impairment Charges, Total					4,595,819	5,924,668	1,641,885
Vessels Delivered During the Period					4,503,464
Advance Deposit and Capitalized Expenses [Member]
Asset Impairment Charges, Total			3,800,000
M/V Tasos [Member]
Advances for Vessel Acquisition			700,000			700,000
Long-term Purchase Commitment, Amount		$ 4,400,000
Capitalized Expenses					3,800,000	700,000
Vessels Delivered During the Period					4,500,000
M/V Xenia [Member]
Advances for Vessel Acquisition, Accumulated Payments			31,800,000			31,800,000	$ 10,000,000
New Buidling Vessels Delivered During the Period						21,800,000
Advances for Vessels Under Construction						$ 1,400,000
MV Alexandros P [Member]
Advances for Vessel Acquisition, Accumulated Payments					17,800,000
Return of Payment and Expenses, Receivable	$ 16,700,000							$ 17,100,000
Gain (Loss) on Contract Termination				$ (3,200,000)
Long-term Purchase Commitment, Amount	16,900,000
Return of Payment and Expenses Receivable for Spares and Supplies	$ 400,000
Capitalized Expenses					$ 500,000
M/V Ekaterini [Member]
Advances for Vessels Under Construction			$ 5,100,000